Care and Maintenance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Care and Maintenance [Line Items]
Care and maintenance expense	$ 9,473	$ 15,274
Maintenance of mine costs	$ 8,700
Los Filos | Care and Maintenance
Care and Maintenance [Line Items]
Temporary suspension of operations costs		$ 14,200